Financial instruments - fair values and risk management - Summary of Information About the Exposure to Credit Risk and ECLs for Loans Receivable (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ 149,716	€ 136,521
Loans receivable
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	15,893	16,009
Loans receivable | Accumulated impairment
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	(14,345)	(14,345)
Loans receivable | Financial assets neither past due nor impaired | Grades 1 - 6: Low risk (BBB- to AAA)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 47	€ 310
Weighted average loss rate	0.00%	0.00%
Loans receivable | Financial assets neither past due nor impaired | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 3,588	€ 3,441
Weighted average loss rate	58.20%	60.70%
Loans receivable | Financial assets neither past due nor impaired | Accumulated impairment | Grade 10: Substandard (B- to CCC-)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (2,087)	€ (2,087)
Loans receivable | Financial assets impaired | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Gross carrying amount	€ 12,258	€ 12,258
Weighted average loss rate	100.00%	100.00%
Loans receivable | Financial assets impaired | Accumulated impairment | Grade 12: Loss (D)
Exposure to credit risk and ECLs for Loans Receivable
Impairment loss allowance	€ (12,258)	€ (12,258)